Development costs - Summary of Development Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	$ 124,128
Balance at ending	91,124	$ 124,128
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	246,114	246,114
Balance at ending	243,904	246,114
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(121,986)	(88,677)
Balance at ending	(152,780)	(121,986)
Development costs | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	17,702	12,051
Additions	6,448	6,782
Cost fully amortized		(309)
Investment tax credits	(174)	(822)
Balance at ending	23,976	17,702
Development costs | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(9,892)	(5,482)
Cost fully amortized		70
Amortization	(5,646)	(4,480)
Balance at ending	$ (15,538)	$ (9,892)